Performance Graph - Unaudited	12 Months Ended
Dec. 31, 2014
Performance Graph [Abstract]
Cumulative Total Shareholder Return [Text Block]
PERFORMANCE GRAPH (UNAUDITED)
The following graph presents the cumulative total shareholder return for the five years ending December 31, 2014 for our common stock, as compared to the Standard & Poor's 500 Stock Index and to the Dow Jones 30 Industrial Average. Our common stock price is a component of both indices. These figures assume that all dividends paid over the five-year period were reinvested, and that the starting value of each index and the investment in common stock was $100.00 on December 31, 2009.
COMPARISON OF CUMULATIVE FIVE YEAR TOTAL RETURN

	December
	2009	2010	2011	2012	2013	2014
United Technologies Corporation	$100.00	$116.24	$110.46	$127.14	$180.37	$186.12
S&P 500 Index	$100.00	$115.06	$117.49	$136.30	$180.44	$205.14
Dow Jones Industrial Average	$100.00	$114.06	$123.62	$136.28	$176.69	$194.44